Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation Plan Balances

	March 31, 2024
	Authorized	Outstanding	Available for Issue
2009 Plan	1,570,793	1,570,793	—
2023 Plan	7,970,702	3,874,053	4,096,649
Total	9,541,495	5,444,846	4,096,649

As of December 31, 2023, the balances under the two plans are below.

	December 31, 2023
	Authorized	Outstanding	Available for Issue
2009 Plan	1,596,529	1,596,529	—
2023 Plan	5,585,008	2,069,705	3,515,303
Total	7,181,537	3,666,234	3,515,303